Principal changes in the scope of consolidation in 2023	12 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Principal changes in the scope of consolidation in 2023	Presentation of the financial statementsPrincipal changes in the scope of consolidation in 2023
Acquisition of Provention Bio, Inc.
On March 13, 2023, Sanofi entered into a merger agreement with Provention Bio, Inc. (Provention), a US-based publicly traded biopharmaceutical company developing therapies to prevent and intercept immune-mediated diseases including type 1 diabetes. Under the terms of the agreement, Sanofi acquired the outstanding shares of Provention common stock for $25.00 per share in an all-cash transaction valued at approximately $2.8 billion.
The acquisition of Provention was completed on April 27, 2023, with Sanofi holding all of the shares of Provention on expiration of the tender offer.
Sanofi applied the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an acquisition of a group of assets, given that the principal asset (teplizumab-mzwv, commercialized in the United States under the name TZIELD) concentrates substantially all of the fair value of the acquired set of activities and assets.
Under the terms of a share purchase agreement entered into by Sanofi and Provention in February 2023, Sanofi already held an equity interest in Provention, representing approximately 3% of Provention’s share capital. On the date Sanofi obtained control of Provention, that equity interest was remeasured at a price of $25.00 per share, representing a total amount of $68 million. The impact of the remeasurement was recognized in Other comprehensive income.
The acquisition price for the shares not already held was $2,806 million. Out of the total price (including the fair value of the shares already held), $2,810 million was allocated to TZIELD and recognized within Other intangible assets. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction, after taking account of the previously-held shares and acquisition-related costs.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of $2,722 million.
Acquisition of QRIB Intermediate Holdings, LLC
On July 28, 2023, Sanofi announced that it had acquired QRIB Intermediate Holdings, LLC (QRIB), the owner of QUNOL, a market-leading US-based health & wellness brand. The acquisition strengthened Sanofi's Consumer Healthcare (CHC) operations in the Vitamin, Mineral and Supplements (VMS) category.
The acquisition of QRIB by Sanofi was completed on September 29, 2023, at a purchase price of $1,419 million.
The provisional purchase price allocation led to the recognition of goodwill of €475 million, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	774
Other current and non-current assets and liabilities	90
Cash and cash equivalents	8
Deferred taxes, net	(5)
Net assets of QRIB Intermediate Holdings, LLC	867
Goodwill	475
Purchase price	1,342
The other acquired intangible assets identified consist of the QUNOL brand.
Goodwill mainly represents the expected future profits attributable to the development of the VMS platform in the United States as a result of the integration of QRIB into the Sanofi group.
The entire amount of goodwill is deductible for tax purposes over a period of 15 years.
Since the acquisition date, QRIB has generated net sales of €71 million, and has made an immaterial impact on consolidated net income.
The acquisition-related costs were recognized in profit or loss during 2023 within the line item Other operating expenses; the amount involved was immaterial.
The impact of this acquisition is reflected in Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows, and represents a net cash outflow of $1,410 million.
D.2. Principal changes in the scope of consolidation in 2022 and 2021
D.2.1. Principal changes in the scope of consolidation in 2022
Acquisition of Amunix Pharmaceuticals, Inc.
On February 8, 2022, Sanofi acquired the entire share capital of the immuno-oncology company Amunix Pharmaceuticals, Inc. (Amunix), thereby gaining access to Amunix’s innovative PRO-XTEN technology and a promising pipeline of immunotherapies.
The acquisition price of Amunix comprises a fixed cash payment of €970 million, plus contingent consideration in the form of milestone payments based on attainment of certain future development objectives of up to $225 million, the fair value of which as of the acquisition date was €156 million. In accordance with IFRS 3, this contingent purchase consideration was recognized in Liabilities related to business combinations and non-controlling interests (see Note D.18.).
The final purchase price allocation led to the recognition of €609 million of goodwill, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	493
Other current and non-current assets and liabilities	(13)
Cash and cash equivalents	118
Deferred taxes, net	(81)
Net assets of Amunix	517
Goodwill	609
Purchase price	1,126
“Other intangible assets” comprise PRO-XTEN, an innovative universal protease-releasable masking technology platform for the discovery and development of transformative cytokine therapies and T-cell engager (TCE) immunotherapies for patients with cancer. In 2023, an impairment loss was taken against the PRO-XTEN platform, in line with a strategic decision to de-prioritize certain R&D programs (see Note D.5., "Impairment of intangible assets and property, plant and equipment’).
Goodwill mainly represents the value of Amunix’s upstream research and development pipeline of immuno-oncology therapies based on next-generation conditionally activated biologics, especially when combined with Sanofi’s existing oncology portfolio.
The goodwill generated on this acquisition does not give rise to any deduction for income tax purposes.
Amunix has no commercial operations.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a cash outflow of €852 million.
EUROAPI - Loss of control and accounting implications
On March 17, 2022, the Sanofi Board of Directors approved a decision to put to a shareholder vote the proposed distribution in kind of approximately 58% of the share capital of EUROAPI, thereby confirming Sanofi’s commitment (announced in February 2020) to discontinue its active pharmaceutical ingredient operations. As part of the same corporate action and on the same date, Sanofi entered into an investment agreement with EPIC Bpifrance, which undertook to acquire from Sanofi – via the French Tech Souveraineté fund – a 12% equity interest in EUROAPI at a price not exceeding €150 million and to be determined on the basis of the volume weighted average price (VWAP) of EUROAPI shares on the Euronext Paris regulated market over the thirty-day period starting from the date of initial listing, i.e. May 6, 2022. On completion of those transactions, Sanofi holds an equity interest of 30.1% in EUROAPI, which it has undertaken to retain for at least two years from the date of the distribution, subject to the customary exceptions. With effect from that date, Sanofi exercises significant influence over EUROAPI as a result of (i) its equity interest, and (ii) having one representative on the EUROAPI Board of Directors.
On May 3, 2022, the General Meeting of Sanofi shareholders approved the decision of the Board of Directors to distribute approximately 58% of the share capital of EUROAPI in the form of an exceptional dividend in kind.
On May 10, 2022, the payment date of the dividend in kind in the days following the admission to listing of EUROAPI shares, those Sanofi shareholders who had retained their Sanofi shares received 1 EUROAPI share per 23 Sanofi shares, representing in total 57.88% of the share capital of EUROAPI. As of that date, Sanofi lost control over the EUROAPI entities, based on an assessment of the criteria specified in IFRS 10 (Consolidated financial statements). The assets and liabilities of EUROAPI, which since March 17, 2022 had been presented as assets and liabilities held for sale within the Sanofi statement of financial position in accordance with IFRS 5 (Non-Current Assets Held for Sale), were deconsolidated. In addition, because EUROAPI operations do not constitute a discontinued operation under IFRS 5, the contribution from EUROAPI has not been presented within separate line items in the income statement and statement of cash flows or in information for prior comparative periods. The contribution of EUROAPI operations to the consolidated net sales of Sanofi in the year ended December 31, 2021 was €486 million.
The principal consequences of the deconsolidation of EUROAPI are described below:
•the derecognition of the carrying amount of all the assets and liabilities of EUROAPI, representing a net amount of €1,227 million as of May 10, 2022. This includes goodwill of €164 million, determined in accordance with IAS 36 (“Impairment of Assets”), which was historically allocated to the Pharmaceuticals cash generating unit (CGU), and which for the purposes of the deconsolidation was allocated using an alternative method based on the relative values of goodwill as of the date of consolidation (the “notional goodwill method”). That method was considered more appropriate to the capital-intensive nature of EUROAPI operations than the method based on the relative values of EUROAPI operations and the retained portion of the CGU;
•a reduction in Equity attributable to equity holders of Sanofi reflecting the distribution in kind, measured at €793 million based on the weighted average price of €14.58 per share as of the date of delivery of the EUROAPI shares to Sanofi shareholders and corresponding to the fair value of the distribution in accordance with IFRIC 17 (Distribution of Non-Cash Assets to Owners);
•a cash inflow of €150 million from the divestment of 12% of the share capital of EUROAPI to EPIC Bpifrance as of the settlement date of the shares, i.e. June 17, 2022;
•the recognition in the statement of financial position, within the line item Investments accounted for using the equity method, of the retained 30.1% equity interest in EUROAPI at an amount of €413 million, determined on the basis of the weighted average price of €14.58 per share and representing the fair value of the equity interest in accordance with IFRS 10;
•the reclassification within the net gain/loss on deconsolidation of unrealized foreign exchange losses amounting to €35 million arising on EUROAPI subsidiaries, in accordance with IAS 21 (The Effects of Changes in Foreign Exchange Rates);
•the recognition of transaction-related costs and of the effects of undertakings made under agreements entered into with EUROAPI setting out the principles and terms of the legal reorganization carried out ahead of the date of deconsolidation. The principal undertakings made to EUROAPI relate to compensation for:
–environmental remediation obligations on non-operational chemical sites in France transferred to EUROAPI, amounting to €14 million, and
–regulatory compliance costs relating to certain state-of-the-art active pharmaceutical ingredients of EUROAPI, capped at €15 million.
These elements collectively resulted in a pre-tax loss on deconsolidation of €3 million, presented within the line item Other gains and losses, and litigation in the income statement. The tax effect of the deconsolidation was a net gain of €111 million, presented within the line item Income tax expense in the income statement.
The cash impact of the deconsolidation of EUROAPI, presented within the line item Disposals of consolidated undertakings and investments accounted for using the equity method in the statement of cash flows, was a net cash inflow of €101 million.
Sanofi has entered into an agreement with EUROAPI for the manufacture and supply of active pharmaceutical ingredients, intermediates and other substances, which took effect on October 1, 2021 and expires five years after the loss of control. Under the terms of the agreement, Sanofi committed to target annual net sales of approximately €300 million for a list of specified active ingredients until the agreement expires in 2026. As of December 31, 2022, that commitment amounted to €1.1 billion.
As of the date of deconsolidation, the 30.1% equity interest in EUROAPI is accounted for using the equity method in accordance with IAS 28 (Investments in Associates and Joint Ventures), and the share of EUROAPI profits or losses arising from application of the equity method is excluded from “Business operating income”, the non-IFRS financial indicator used internally by Sanofi to measure the performance of its operating segments.
D.2.2. Principal changes in the scope of consolidation in 2021
Acquisition of Kymab
On April 8, 2021, Sanofi acquired the entire share capital of Kymab for an upfront payment of $1.1 billion (€973 million) and up to $350 million contingent upon reaching certain development milestones.
Sanofi applied the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that the principal asset (the KY1005 project, currently in Phase 2 clinical development, and relating to the human monoclonal antibody OX40L, an essential regulator of the immune system) concentrates substantially all of the fair value of the acquired set of activities and assets.
Of the total acquisition price paid, €965 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €932 million.
Acquisition of Kiadis
On November 2, 2020, Sanofi and Kiadis, a biopharmaceutical company developing novel "off-the-shelf" natural killer (NK) cell therapies for patients with life-threatening diseases, entered into a definitive agreement whereby Sanofi was to make a public offer to acquire the entire share capital of Kiadis, i.e. 61 million shares, at a cash price of €5.45 per share.
The acquisition was approved unanimously by the Boards of Directors of Sanofi and Kiadis, and 95.03% of the share capital of Kiadis had been tendered into the offer as of April 16, 2021. As of the end of the post-closing acceptance period on April 29, 2021, Sanofi held 97.39% of the share capital of Kiadis, and proceeded to buy out the remaining non-controlling shareholders. As of December 31, 2022, Sanofi held 100.00% of the share capital of Kiadis.
Sanofi applied the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that the principal asset (the K-NK technology platform) concentrates substantially all of the fair value of the acquired set of activities and assets. In 2023, an impairment loss was recognized against the K-NK technology platform to reflect the impact of the strategic decision to de-prioritize certain R&D programs (see Note D.5., "Impairment of intangible assets and property, plant and equipment").
Of the total acquisition price paid, €339 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €326 million.
Acquisition of Tidal
On April 9, 2021, Sanofi acquired Tidal Therapeutics, a privately owned, pre-clinical stage biotech company with a unique mRNA-based approach for in vivo reprogramming of immune cells. The new technology platform will expand Sanofi’s research capabilities in immuno-oncology and inflammatory diseases, and may have applicability to other disease areas as well.
Tidal Therapeutics was acquired for an upfront payment of $160 million (€136 million), and up to $310 million contingent upon reaching certain development milestones.
Sanofi applied the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that the principal asset (the unique mRNA-based in vivo reprogramming technology) concentrates substantially all of the fair value of the acquired set of activities and assets.
Of the total acquisition price paid, €130 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €135 million.
Acquisition of Translate Bio
On August 3, 2021, Sanofi entered into a definitive agreement with Translate Bio, a clinical-stage mRNA therapeutics company, under which Sanofi was to acquire all outstanding shares of Translate Bio for $38 per share. The Sanofi and Translate Bio Boards of Directors unanimously approved the transaction.
The acquisition of Translate Bio by Sanofi was completed on September 14, 2021, with Sanofi holding the entire share capital of Translate Bio upon expiration of the squeeze-out procedure.
The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €2,118 million:

(€ million)	Fair value at acquisition date
Other intangible assets	396
Deferred tax liabilities	(93)
Other current and non-current assets and liabilities	235
Cash and cash equivalents	247
Shire contingent consideration liability (see Note D.18.)	(323)
Net assets of Translate Bio	462
Goodwill	2,118
Purchase price	2,580
The other intangible assets mainly comprise a messenger RNA technological platform applied to the development of vaccines and therapeutic agents.
Goodwill mainly represents the effects of expected future synergies and other benefits to be derived from the integration of Translate Bio into the Sanofi group, in particular by accelerating the delivery of development programs.
The goodwill generated on this acquisition did not give rise to any deduction for income tax purposes.
Translate Bio has no commercial operations.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €2,333 million.
Under the terms of the collaboration agreement between Sanofi and Translate Bio as announced on June 23, 2020, Sanofi held an equity interest of approximately 5% in Translate Bio. As of the date when Sanofi obtained control of Translate Bio, that interest was remeasured at the purchase price of $38 per share. The change in fair value was recognized within Other comprehensive income, in accordance with paragraph 42 of IFRS 3 (see Note D.7.).
Acquisition of Kadmon
On September 8, 2021, Sanofi entered into a definitive merger agreement with Kadmon, a biopharmaceutical company that discovers, develops and markets transformative therapies for disease areas with significant unmet medical needs. Shareholders of Kadmon common stock received $9.50 per share in cash, representing a transaction valued at $1.9 billion on a fully-diluted basis. The Sanofi and Kadmon Boards of Directors unanimously approved the transaction.
The acquisition of Kadmon by Sanofi was completed on November 9, 2021, with Sanofi holding the entire share capital of Kadmon upon expiration of the squeeze-out procedure.
Sanofi applied the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was therefore accounted for as an asset acquisition given that the principal asset (belumosudil, commercialized in the United States under the brand name REZUROCK) concentrates substantially all of the fair value of the acquired set of activities and assets.
Of the total acquisition price paid, €1,739 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €1,575 million.
Acquisition of Origimm
On December 3, 2021, Sanofi acquired the entire share capital of Origimm Biotechnology GmbH, a privately owned Austrian biotechnology company specializing in the discovery of virulent skin microbiome components and antigens from bacteria that cause skin diseases such as acne, for an upfront payment of €55 million and up to €95 million contingent upon reaching certain development and regulatory milestones.
Sanofi applied the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was therefore accounted for as an asset acquisition given that the principal asset (the group of Propionibacterium acnes antigens) concentrates substantially all of the fair value of the acquired set of activities and assets.
Nearly €55 million of the acquisition price paid was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows for the year ended December 31, 2021 is a net cash outflow of €50 million.